Land Use Rights (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Land Use Rights [Abstract]
Land use rights, cost	$ 4,410,224	$ 4,356,216
Less: Accumulated amortization	(547,677)	(467,460)
Land use rights, net	$ 3,862,547	$ 3,888,756